Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 10,753,118	$ 117,434
Restricted cash		30,269	22,948
Loan receivable		5,500,000
Accounts receivable, net		403,708	1,221,844
Deferred initial public offering costs			765,885
Prepaid expenses and other current assets		515,062	383,041
Total current assets		17,202,157	2,511,152
Non-current assets
Plant and equipment, net		120,280	123,672
Intangible assets, net		30,547	61,797
Deferred tax assets		13,724	87,967
Total non-current assets		164,551	273,436
Total assets		17,366,708	2,784,588
Current liabilities
Accounts payable		2,743	4,912
Contract liabilities			154,106
Accrued expenses and other current liabilities		379,991	336,467
Total current liabilities		382,734	495,485
Non-current liability
Due to a related party, non-current		161,020	1,437,661
Total non-current liability		161,020	1,437,661
Total liabilities		543,754	1,933,146
Shareholders’ equity
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 14,000,000 shared issued and outstanding	[1]	14,000	10,000
Additional paid in capital		55,327,885	38,419,832
Statutory reserves		166,038
Accumulated deficit		(38,898,664)	(37,639,385)
Accumulated other comprehensive income		213,695	60,995
Total shareholders’ equity		16,822,954	851,442
Total liabilities and shareholders’ equity		$ 17,366,708	$ 2,784,588

[1]	Retrospectively restated for effect of 1-for-1,000 forward split of the Ordinary Shares, see Note 13.